Share Based Awards (Details - Restricted stock)	9 Months Ended
Sep. 30, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted, unvested	330,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock outstanding unvested, beginning	0
Restricted stock granted, unvested	1,001,642
Restricted stock forfeited/cancelled	0
Restricted stock outstanding unvested, ending	1,001,642
Restricted Stock [Member] | Awards Vested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock outstanding unvested, beginning	0
Restricted stock granted, unvested	501,253
Restricted stock forfeited/cancelled	0
Restricted stock outstanding unvested, ending	501,253
Restricted Stock [Member] | Awards Unvested [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock outstanding unvested, beginning	0
Restricted stock granted, unvested	500,389
Restricted stock forfeited/cancelled	0
Restricted stock outstanding unvested, ending	500,389